Lease	6 Months Ended
Jun. 30, 2020
Lease
Lease

10.Lease

The Group leases facilities for office, research and development center, and manufacturing facilities in mainland China, Hong Kong and U.S. Lease terms vary based on the nature of operations and the market dynamics, however, all leased facilities are classified as operating leases with remaining lease terms between one and six years.

The Group only has one short-term lease with insignificant lease expense for which the contract expired on June 30, 2019.

Supplemental information related to leases is as follows:

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Operating fixed lease cost	1,406	2,463

Supplemental cash flow information related to leases was as follows:

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Cash paid for amounts included in measurement of lease liabilities	1,060	1,986
Non-cash operating lease liabilities arising from obtaining operating right-of-use assets	1,666	1,036

The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2019 were as follows:

Year ended
December 31
$
2020	4,595
2021	3,910
2022	3,039
2023	1,333
2024	1,379
Thereafter	1,787
Total lease payments	16,043
Less: imputed interest	(715)
Present value of minimum operating lease payments	15,328

The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of June 30, 2020 were as follows:

Year ended
December 31
$
Remainder 2020	2,665
2021	4,229
2022	3,293
2023	1,641
2024	1,474
Thereafter	2,135
Total lease payments	15,437
Less: imputed interest	(805)
Present value of minimum operating lease payments	14,632

Weighted-average remaining lease terms and discount rates are as follows:

	Six months ended June 30,
	2019	2020
	(Unaudited)
Weighted-average remaining lease term	2.9 years	4.2 years
Weighted-average discount rate	4.4%	3.2%